UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 139.9%
Corporate — 2.3%
New Jersey EDA, RB, Mandatory Put Bonds, Solid Waste Disposal, Waste Management, Series A, AMT, 5.30%, 6/01/15 (a)	$2,500	$2,509,300
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	2,500	2,707,925
Series B, 5.60%, 11/01/34	2,150	2,348,553

		7,565,778
County/City/Special District/School District — 18.3%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,757,062
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM),
5.00%, 7/01/33	1,395	1,453,367
5.00%, 7/01/32	4,605	4,808,909
5.00%, 7/01/37	1,470	1,514,159
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	4,840	5,967,381
5.50%, 10/01/27	250	308,012
County of Hudson New Jersey Improvement Authority, RB:
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	750	812,490
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,131,720
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	3,600	3,833,964
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,885
County of Monmouth New Jersey Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,019
5.38%, 12/01/18	5	5,019
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/29	2,590	2,714,605
4.00%, 3/01/30	2,590	2,703,287

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey, GO, Refunding (concluded):
4.00%, 3/01/31	$2,925	$3,038,373
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	450	482,220
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	5,415	5,834,554
Edgewater Borough Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	1,235	1,300,801
4.25%, 3/01/35	1,300	1,360,801
4.30%, 3/01/36	1,370	1,430,143
Morristown Parking Authority, RB, (NPFGC):
5.00%, 8/01/30	1,830	1,911,892
5.00%, 8/01/33	3,000	3,114,600
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC):
5.50%, 3/01/21	5,890	6,798,650
5.50%, 3/01/22	3,150	3,666,379
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM) (NPFGC), 5.00%, 9/15/21	2,000	2,101,800

		60,557,092
Education — 27.8%
New Jersey EDA, LRB, Rutgers—The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	2,185	2,453,558
New Jersey Educational Facilities Authority, RB:
Higher Education Capital Improvement Fund, 5.00%, 9/01/33	4,310	4,713,761
Montclair State University, Series A (AMBAC), 5.00%, 7/01/16 (b)	1,200	1,318,284
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,132,029

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB (concluded):
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	$2,625	$2,798,539
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	9,740	10,553,095
Montclair State University, Series A, 5.00%, 7/01/39	11,055	12,038,121
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	3,775	3,833,513
Montclaire State University, Series A, 5.00%, 7/01/44	2,520	2,741,911
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	3,000	3,260,580
Ramapo College, Series B, 5.00%, 7/01/37	545	584,594
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,270,325
Seton Hall University, Series D, 5.00%, 7/01/38	360	387,533
Seton Hall University, Series D, 5.00%, 7/01/43	430	463,054
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,899,316
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	900	917,091
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	276,828
William Paterson University, Series C (AGC), 4.75%, 7/01/34	4,000	4,202,160
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
3.75%, 12/01/26	1,890	1,795,632
4.00%, 12/01/28	1,090	1,065,115
4.50%, 12/01/28	3,380	3,481,839
4.00%, 12/01/29	710	684,341
4.50%, 12/01/29	4,150	4,238,851
4.63%, 12/01/30	4,080	4,180,123
4.00%, 12/01/31	1,335	1,263,337
4.13%, 12/01/35	710	656,885

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	$1,500	$1,658,625
5.50%, 12/01/25	500	551,990
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	5,045	5,396,990
Rutgers—The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,100	1,257,520
5.00%, 5/01/43	7,150	7,827,534

		91,903,074
Health — 19.9%
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital (AMBAC), 5.00%, 9/15/15 (b)	10,775	11,486,258
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	730	762,587
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	6,150	6,424,536
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	3,835	4,006,194
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	4,885	5,340,526
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,035	3,230,940
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/28	2,130	2,364,236
5.00%, 7/01/29	510	563,897
5.50%, 7/01/31	2,880	3,180,787
AHS Hospital Corp., 6.00%, 7/01/41	3,080	3,562,205
Catholic Health East Issue, 5.00%, 11/15/33	1,375	1,454,241
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,597,020
Hackensack University Medical (AGM), 4.63%, 1/01/30	5,480	5,705,557
Kennedy Health System, 5.00%, 7/01/42	360	373,914

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Meridian Health System Obligated Group, 5.00%, 7/01/25	$700	$780,332
Meridian Health System Obligated Group, 5.00%, 7/01/26	1,590	1,752,196
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	1,820	1,995,339
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	4,010	4,350,008
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,560	3,825,434
St. Barnabas Health, Series A, 4.00%, 7/01/26	1,640	1,654,170
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	740	780,448
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	440	412,051

		65,602,876
Housing — 9.1%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	4,800	5,095,104
Capital Fund Program, Series A (AGM) (HUD), 4.70%, 11/01/25	6,120	6,333,159
M/F Housing, Series A, 4.55%, 11/01/43	3,575	3,611,215
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	935	899,273
S/F Housing, Series AA, 6.50%, 10/01/38	930	938,919
S/F Housing, Series B, 4.50%, 10/01/30	6,735	7,063,803
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	2,400	2,414,448
M/F Housing, Series 2, 4.75%, 11/01/46	3,015	3,022,206
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT (concluded):
S/F Housing, Series T, 4.70%, 10/01/37	$615	$618,475

		29,996,602
State — 30.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/23 (c)	9,000	6,857,370
CAB, Series B, 0.00%, 11/01/25 (c)	10,000	7,029,000
Election of 2005, Series A, 5.80%, 11/01/15 (b)	1,960	2,123,876
Election of 2005, Series A, 5.80%, 11/01/15 (b)	2,730	2,958,255
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,062,450
5.25%, 11/01/21	7,705	9,431,305
New Jersey EDA, RB:
Liberty State Park Project, Series C, 5.00%, 3/01/22	2,670	2,764,732
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,111,512
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	4,000	4,709,320
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,803,650
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,105	11,191,397
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	945	1,150,916
School Facilities Construction (AGC), 6.00%, 12/15/34	1,855	2,141,171
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (b)	9,000	9,364,050
School Facilities Construction, Series O, 5.25%, 3/01/15 (b)	1,420	1,480,165
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000	5,381,250
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	2,000	2,152,500

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series Y, 5.00%, 9/01/33	$3,000	$3,257,160
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	895	965,490
Cigarette Tax, 5.00%, 6/15/28	1,520	1,622,311
Cigarette Tax, 5.00%, 6/15/29	2,000	2,117,560
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,206,860
School Facilities Construction, Series NN, 5.00%, 3/01/29	4,500	4,965,840
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,080	1,209,082

		101,057,222
Transportation — 27.7%
Delaware River Port Authority, RB:
5.00%, 1/01/29	1,250	1,409,187
5.00%, 1/01/37	4,465	4,845,998
Series D (AGM), 5.00%, 1/01/40	3,700	3,903,093
Delaware River Port Authority, Refunding RB, Port District Project:
5.00%, 1/01/26	1,745	1,857,203
5.00%, 1/01/27	1,300	1,373,879
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.13%, 1/01/34	1,630	1,709,968
5.38%, 1/01/43	5,495	5,784,532
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (d)	7,615	7,486,230
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	5,924,786
Series A (AGM), 5.25%, 1/01/29	2,000	2,393,700
Series A (AGM), 5.25%, 1/01/30	4,000	4,795,600
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB (concluded):
Series A (BHAC), 5.25%, 1/01/29	$500	$608,715
Series C (NPFGC), 6.50%, 1/01/16 (e)	255	281,036
Series C (NPFGC), 6.50%, 1/01/16 (e)	1,535	1,609,847
Series C (NPFGC), 6.50%, 1/01/16 (e)	305	336,141
Series C (NPFGC), 6.50%, 1/01/16	605	664,411
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (c)	7,210	2,292,059
CAB, Transportation System, Series A, 0.00%, 12/15/35 (c)	6,000	2,023,500
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (c)	4,050	1,643,935
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	1,400	479,164
Transportation Program, Series AA, 5.00%, 6/15/33	4,300	4,607,923
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.25%, 6/15/33	4,050	4,492,503
Transportation System, Series A, 6.00%, 6/15/35	4,365	5,184,922
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,484,054
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,000	2,342,680
Transportation System, Series B, 5.50%, 6/15/31	1,425	1,611,917
Transportation System, Series B, 5.25%, 6/15/36	1,775	1,926,177
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,013,920
Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,568,325
Series 8, 6.00%, 12/01/42	2,500	2,745,175

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	$5,175	$5,757,550
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 12/01/33	2,850	3,098,634
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	1,025	1,107,471
5.00%, 11/01/29	1,025	1,098,267

		91,462,502
Utilities — 4.2%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	1,330	1,443,103
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (e)	4,335	5,204,254
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (c):
0.00%, 9/01/28	6,600	3,652,440
0.00%, 9/01/29	6,900	3,604,077

		13,903,874
Total Municipal Bonds in New Jersey		462,049,020
Guam — 1.0%
State — 1.0%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	305	316,474
Series A, 5.13%, 1/01/42	2,500	2,569,225
Series B-1, 5.00%, 1/01/37	395	404,065
Total Municipal Bonds in Guam		3,289,764
Puerto Rico — 0.5%
Health — 0.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.50%, 11/15/20	1,750	1,758,838
Total Municipal Bonds — 141.4%		467,097,622

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey — 19.2%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$12,370	$13,255,692
Education — 0.3%
Rutgers—The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,083,753
State — 5.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	9,160	11,646,482
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (g)	4,780	5,275,151

		16,921,633
Transportation — 9.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	5,200	5,570,292
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	1,900	2,062,261
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	11,456	12,261,891
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	5,500	5,788,640
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	5,998	6,475,170

		32,158,254
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.2%		63,419,332
Total Long-Term Investments (Cost — $498,763,404) — 160.6%		530,516,954

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Short-Term Securities — 0.8%	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	2,624,012	$2,624,012
Total Short-Term Securities (Cost — $2,624,012) — 0.8%		2,624,012
		Value
Total Investments (Cost — $501,387,416*) — 161.4%		$533,140,966
Other Assets Less Liabilities — 1.4%		4,613,793
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.5%)		(34,709,286)
VRDP Shares, at Liquidation Value — (52.3%)		(172,700,000)

Net Assets Applicable to Common Shares — 100.0%		$330,345,473

* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$467,109,513

Gross unrealized appreciation		$32,745,112
Gross unrealized depreciation		(1,412,970)

Net unrealized appreciation		$31,332,142

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Security is collateralized by municipal or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $8,818,272.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF New Jersey Municipal Money Fund	7,170,770	(4,546,758)	2,624,012	$16

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HUD	Department of Housing and Urban Development
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(255)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$31,727,578	$(101,445)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014	7

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$530,516,954	—	$530,516,954
Short-Term Securities	$2,624,012	—	—	2,624,012

Total	$2,624,012	$530,516,954	—	$533,140,966

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(101,445)	—	—	$(101,445)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$382,000	—	—	$382,000
Liabilities:
Bank overdraft	—	$(1,555,967)	—	(1,555,967)
TOB trust certificates	—	(34,699,311)	—	(34,699,311)
VRDP Shares	—	(172,700,000)	—	(172,700,000)

Total	$382,000	$(208,955,278)	—	$(208,573,278)

There were no transfers between levels during the period ended April 30, 2014.

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 23, 2014